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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2011

Check here if Amendment [  ]; Amendment Number: ------
  This Amendment (Check only one.):         [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      York Capital Management Global Advisors, LLC
Address:   767 Fifth Avenue
           17th Floor
           New York, NY 10153

Form 13F File Number: 28-14350

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John J. Fosina
Title:     Chief Financial Officer
Phone:     (212) 300-1300

Signature, Place, and Date of Signing:

  /s/ John J. Fosina            New York, New York            August 15, 2011
------------------------    -------------------------      ---------------------
     [Signature]                 [City, State]                     [Date]

Report Type* (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

================================================================================

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                        0
                                            ---------------
Form 13F Information Table Entry Total:                  82
                                            ---------------
Form 13F Information Table Value Total:     $     4,534,949
                                            ---------------
                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE

       COLUMN 1            COLUMN 2     COLUMN 3   COLUMN 4          COLUMN 5           COLUMN 6   COLUMN 7         COLUMN 8
----------------------  -------------  ----------  --------  ------------------------  ----------  --------  -----------------------
    NAME OF ISSUER        TITLE OF        CUSIP      VALUE    SHRS OR     SH/    PUT/  INVESTMENT   OTHER        VOTING AUTHORITY
                           CLASS                   (X$1000)   PRN AMT     PRN    CALL  DISCRETION  MANAGERS     SOLE    SHARED  NONE
ABOVENET INC                 COM        00374N107   118,892   1,687,365   SH               SOLE              1,687,365
AK STL HLDG CORP             COM        001547108     3,623     229,895   SH               SOLE                229,895
ANADARKO PETE CORP           COM        032511107    75,870     988,400   SH               SOLE                988,400
ARCADIA RES INC              COM        039209101       115   1,534,473   SH               SOLE              1,534,473
BLACKROCK INC                COM        09247X101    83,591     435,801   SH               SOLE                435,801
CENTERPOINT ENERGY INC       COM        15189T107   128,211   6,625,900   SH               SOLE              6,625,900
COMPANHIA BRASILEIRA     SPN ADR PFD
  DE DIST                    CL A       20440T201    38,375     817,363   SH               SOLE                817,363
CIT GROUP INC              COM NEW      125581801    22,130     500,000   SH               SOLE                500,000
COMMERCIAL VEH GROUP
  INC                        COM        202608105    12,868     906,823   SH               SOLE                906,823
CUMMINS INC                  COM        231021106    71,247     688,441   SH               SOLE                688,441

       COLUMN 1           COLUMN 2      COLUMN 3   COLUMN 4          COLUMN 5           COLUMN 6   COLUMN 7         COLUMN 8
---------------------- -------------   ----------  --------  ------------------------  ----------  --------  -----------------------
    NAME OF ISSUER       TITLE OF         CUSIP      VALUE    SHRS OR     SH/    PUT/  INVESTMENT   OTHER        VOTING AUTHORITY
                          CLASS                    (X$1000)   PRN AMT     PRN    CALL  DISCRETION  MANAGERS     SOLE    SHARED  NONE
DANA HLDG CORP              COM         235825205    76,100   4,158,475   SH               SOLE               4,158,475
DANAHER CORP DEL            COM         235851102    44,584     841,358   SH               SOLE                 841,358
DECKERS OUTDOOR CORP        COM         243537107     9,222     104,631   SH               SOLE                 104,631
DENTSPLY INTL INC NEW       COM         249030107    28,560     750,000   SH               SOLE                 750,000
DISCOVER FINL SVCS          COM         254709108    40,125   1,500,000   SH               SOLE               1,500,000
DOLLAR THRIFTY
  AUTOMOTIVE GP             COM         256743105   405,635   5,500,883   SH               SOLE               5,500,883
EMBRAER S A            SP ADR REP 4 COM 29082A107    89,640   2,912,278   SH               SOLE               2,912,278
FAMILY DLR STORES INC       COM         307000109    80,422   1,530,100   SH               SOLE               1,530,100
FORD MTR CO DEL        COM PAR $0.01    345370860   115,391   8,367,700   SH               SOLE               8,367,700
FORTUNE BRANDS INC          COM         349631101   230,370   3,612,509   SH               SOLE               3,612,509
GENERAL MTRS CO             COM         37045V100    23,603     777,434   SH               SOLE                 777,434

       COLUMN 1            COLUMN 2     COLUMN 3   COLUMN 4          COLUMN 5           COLUMN 6   COLUMN 7         COLUMN 8
---------------------- -------------   ----------  --------  ------------------------  ----------  --------  -----------------------
    NAME OF ISSUER       TITLE OF         CUSIP      VALUE    SHRS OR     SH/    PUT/  INVESTMENT   OTHER        VOTING AUTHORITY
                          CLASS                    (X$1000)   PRN AMT     PRN    CALL  DISCRETION  MANAGERS     SOLE    SHARED  NONE
GERDAU S A              SPONSORED ADR   373737105     1,978     188,000   SH               SOLE                 188,000
GILAT SATELLITE
  NETWORKS LTD            SHS NEW       M51474118    36,791   8,121,651   SH               SOLE               8,121,651
GRACE W R & CO DEL NEW      COM         38388F108   223,085   4,888,991   SH               SOLE               4,888,991
HARVEST NATURAL
  RESOURCES IN              COM         41754V103     1,324     120,000   SH               SOLE                 120,000
HARRY WINSTON DIAMOND
  CORP                      COM         41587B100     7,964     479,165   SH               SOLE                 479,165
HERTZ GLOBAL HOLDINGS
  INC                       COM         42805T105   333,503  21,001,418   SH               SOLE              21,001,418
ITAU UNIBANCO HLDG SA  SPON ADR REP PFD 465562106     2,120      90,000   SH               SOLE                  90,000
IVANHOE ENERGY INC          COM         465790103     1,822     959,720   SH               SOLE                 959,720
IVANHOE MINES LTD           COM         46579N103   236,149   9,333,961   SH               SOLE               9,333,961
LYONDELLBASELL
  INDUSTRIES N           SHS - A -      N53745100    72,581   1,884,232   SH               SOLE               1,884,232
MANITOWOC INC               COM         563571108   118,230   7,020,756   SH               SOLE               7,020,756

       COLUMN 1            COLUMN 2     COLUMN 3   COLUMN 4          COLUMN 5           COLUMN 6   COLUMN 7         COLUMN 8
----------------------  -------------  ----------  --------  ------------------------  ----------  --------  -----------------------
    NAME OF ISSUER        TITLE OF        CUSIP      VALUE    SHRS OR     SH/    PUT/  INVESTMENT   OTHER        VOTING AUTHORITY
                           CLASS                   (X$1000)   PRN AMT     PRN    CALL  DISCRETION  MANAGERS     SOLE    SHARED  NONE
MARATHON OIL CORP            COM        565849106    14,487     275,000   SH               SOLE                 275,000
MARKET VECTORS ETF TR   GOLD MINER ETF  57060U100    50,118     918,075   SH               SOLE                 918,075
MASCO CORP                   COM        574599106   100,065   8,317,970   SH               SOLE               8,317,970
MODINE MFG CO                COM        607828100     5,607     364,800   SH               SOLE                 364,800
MOTOROLA SOLUTIONS INC     COM NEW      620076307     8,287     180,000   SH               SOLE                 180,000
NIELSEN HOLDINGS N V         COM        N63218106    11,062     355,000   SH               SOLE                 355,000
NORTHERN DYNASTY
  MINERALS LT              COM NEW      66510M204     8,585     850,000   SH               SOLE                 850,000
PETSMART INC                 COM        716768106   134,601   2,966,742   SH               SOLE               2,966,742
POPULAR INC                  COM        733174106     8,268   2,995,546   SH               SOLE               2,995,546
RADWARE LTD                  ORD        M81873107    91,928   2,638,589   SH               SOLE               2,638,589
RALCORP HLDGS INC NEW        COM        751028101   114,485   1,322,300   SH               SOLE               1,322,300

       COLUMN 1            COLUMN 2     COLUMN 3   COLUMN 4          COLUMN 5           COLUMN 6   COLUMN 7         COLUMN 8
----------------------  -------------  ----------  --------  ------------------------  ----------  --------  -----------------------
    NAME OF ISSUER        TITLE OF        CUSIP      VALUE    SHRS OR     SH/    PUT/  INVESTMENT   OTHER        VOTING AUTHORITY
                           CLASS                   (X$1000)   PRN AMT     PRN    CALL  DISCRETION  MANAGERS     SOLE    SHARED  NONE
ROCKWOOD HLDGS INC           COM        774415103   123,264   2,229,400   SH               SOLE               2,229,400
RSC HOLDINGS INC             COM        74972L102    63,002   5,267,708   SH               SOLE               5,267,708
SANOFI                  SPONSORED ADR   80105N105    21,097   8,753,796   SH               SOLE               8,753,796
SARA LEE CORP                COM        803111103    93,682   4,933,251   SH               SOLE               4,933,251
SKILLED HEALTHCARE
  GROUP INC                  CL A       83066R107     2,223     235,000   SH               SOLE                 235,000
SOUTHERN UN CO NEW           COM        844030106    29,962     746,263   SH               SOLE                 746,263
SPANSION INC             COM CL A NEW   84649R200       415      21,543   SH               SOLE                  21,543
SPDR GOLD TRUST            GOLD SHS     78463V107   144,979     993,000   SH               SOLE                 993,000
SPECTRUM BRANDS HLDGS
  INC                        COM        84763R101     8,000     250,000   SH               SOLE                 250,000
TEVA PHARMACEUTICAL
  INDS LTD                   ADR        881624209    33,706     699,003   SH               SOLE                 699,003
TYCO INTERNATIONAL LTD       SHS        H89128104   270,244   5,467,205   SH               SOLE               5,467,205

       COLUMN 1            COLUMN 2     COLUMN 3   COLUMN 4          COLUMN 5           COLUMN 6   COLUMN 7         COLUMN 8
----------------------  -------------  ----------  --------  ------------------------  ----------  --------  -----------------------
    NAME OF ISSUER        TITLE OF        CUSIP      VALUE    SHRS OR     SH/    PUT/  INVESTMENT   OTHER        VOTING AUTHORITY
                           CLASS                   (X$1000)   PRN AMT     PRN    CALL  DISCRETION  MANAGERS     SOLE    SHARED  NONE
UNITED CMNTY BKS
  BLAIRSVLE G              CAP STK      90984P105    20,407   2,034,163   SH               SOLE               2,034,163
U S CONCRETE INC           COM NEW      90333L201    10,463   1,195,789   SH               SOLE               1,195,789
WALTER ENERGY INC            COM        93317Q105   123,481   1,066,327   SH               SOLE               1,066,327
WILLIAMS COS INC DEL         COM        969457100    81,016   2,678,200   SH               SOLE               2,678,200
ARCELLORMITTAL SA
  LUXEMBOURG            NY REGISTRY SH  03938L104    12,870      65,000   SH     CALL      SOLE                  65,000
BANK OF AMERICA
  CORPORATION                COM        060505104       446       2,700   SH     CALL      SOLE                   2,700
CATERPILLAR INC DEL          COM        149123101       327         600   SH     CALL      SOLE                     600
CENTERPOINT ENERGY INC       COM        15189T107       460       2,000   SH     CALL      SOLE                   2,000
CITIGROUP INC              COM NEW      172967424    23,358     192,250   SH     CALL      SOLE                 192,250
CROWN CASTLE INTL CORP       COM        228227104       531       2,250   SH     CALL      SOLE                   2,250
CUMMINS INC                  COM        231021106     4,550       5,200   SH     CALL      SOLE                   5,200

       COLUMN 1            COLUMN 2     COLUMN 3   COLUMN 4          COLUMN 5           COLUMN 6   COLUMN 7         COLUMN 8
----------------------  -------------  ----------  --------  ------------------------  ----------  --------  -----------------------
    NAME OF ISSUER        TITLE OF        CUSIP      VALUE    SHRS OR     SH/    PUT/  INVESTMENT   OTHER        VOTING AUTHORITY
                           CLASS                   (X$1000)   PRN AMT     PRN    CALL  DISCRETION  MANAGERS     SOLE    SHARED  NONE
FREEPORT-MCMORAN
  COPPER & GO                COM        35671D857    31,500      70,000   SH     CALL     SOLE                  70,000
GENERAL MTRS CO              COM        37045V100    21,698      80,010   SH     CALL     SOLE                  80,010
GOLDMAN SACHS GROUP
  INC                        COM        38141G104     4,264      20,500   SH     CALL     SOLE                  20,500
HERTZ GLOBAL HOLDINGS
  INC                        COM        42805T105       383       4,500   SH     CALL     SOLE                   4,500
IVANHOE MINES LTD            COM        46579N103     9,215      24,251   SH     CALL     SOLE                  24,251
MARATHON OIL CORP            COM        565849106     3,465      11,000   SH     CALL     SOLE                  11,000
NATIONAL FUEL GAS CO
  N J                        COM        636180101     3,927       8,926   SH     CALL     SOLE                   8,926
PFIZER INC                   COM        717081103     8,063      75,000   SH     CALL     SOLE                  75,000
TYCO INTERNATIONAL LTD       SHS        H89128104       127      21,098   SH     CALL     SOLE                  21,098
VALE S A                     ADR        91912E105    10,701      87,000   SH     CALL     SOLE                  87,000
VULCAN MATLS CO              COM        929160109       955      16,755   SH     CALL     SOLE                  16,755

       COLUMN 1            COLUMN 2     COLUMN 3   COLUMN 4          COLUMN 5           COLUMN 6   COLUMN 7         COLUMN 8
----------------------  -------------  ----------  --------  ------------------------  ----------  --------  -----------------------
    NAME OF ISSUER        TITLE OF        CUSIP      VALUE    SHRS OR     SH/    PUT/  INVESTMENT   OTHER        VOTING AUTHORITY
                           CLASS                   (X$1000)   PRN AMT     PRN    CALL  DISCRETION  MANAGERS     SOLE    SHARED  NONE
ISHARES TR               RUSSELL 2000   464287655       505       5,000   SH      PUT      SOLE                   5,000
SPDR GOLD TRUST            GOLD SHS     78463V107     1,772      31,000   SH      PUT      SOLE                  31,000
SPDR S&P 500 ETF TR        TR UNIT      78462F103     6,742      25,100   SH      PUT      SOLE                  25,100
WALGREEN CO                  COM        931422109       246       2,000   SH      PUT      SOLE                   2,000
GENERAL MTRS CO            *W EXP
                          07/10/201     37045V118    46,600   2,177,575   SH               SOLE               2,177,575
GENERAL MTRS CO            *W EXP
                          07/10/201     37045V126    34,689   2,177,575   SH               SOLE               2,177,575